CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - CAD ($)	Share Capital [Member]	Contributed Surplus [Member]	Deficit [Member]	Total
Beginning Balance (shares) at Dec. 31, 2019				107,636,001
Beginning Balance at Dec. 31, 2019	$ 116,908,713	$ 33,942,501	$ (100,855,016)	$ 49,996,198
Gross proceeds (Shares)				3,000,000
Gross proceeds	1,950,000			$ 1,950,000
Issuance costs	(104,490)			$ (104,490)
Allocation of warrant value	(351,000)	351,000
Gross proceeds (shares)				4,000,000
Gross proceeds	4,480,000			$ 4,480,000
Flow-through premium	(40,000)			(40,000)
Issuance costs	(74,657)			$ (74,657)
Equity offering (shares)				19,828,300
Equity offering	28,751,035			$ 28,751,035
Equity offering costs	(1,803,636)			$ (1,803,636)
Exercise of stock options (shares)				1,133,334
Exercise of stock options	1,181,456	(326,622)		$ 854,834
Share-based payments		650,867		650,867
Loss and comprehensive loss			(2,033,357)	$ (2,033,357)
Ending Balance (shares) at Dec. 31, 2020				135,597,635
Ending Balance at Dec. 31, 2020	150,897,421	34,617,746	(102,888,373)	$ 82,626,794
Gross proceeds (Shares)				11,808,490
Gross proceeds	25,624,423			$ 25,624,423
Issuance costs	(865,829)			$ (865,829)
Gross proceeds (shares)				2,670,000
Gross proceeds	8,010,000			$ 8,010,000
Flow-through premium	(1,655,400)			(1,655,400)
Issuance costs	(694,788)			$ (694,788)
Exercise of stock options (shares)				1,350,000
Exercise of stock options	1,875,165	(526,665)		$ 1,348,500
Share-based payments		1,381,557		1,381,557
Loss and comprehensive loss			(3,708,887)	$ (3,708,887)
Ending Balance (shares) at Dec. 31, 2021				151,426,125
Ending Balance at Dec. 31, 2021	$ 183,190,992	$ 35,472,638	$ (106,597,260)	$ 112,066,370